Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Ship Management Fees	$ 18,884	$ 18,050	$ 16,536
Supervision Fees	275	275	275
Commissions	$ 330	$ 0	$ 586